Common Stock and Stock Plans Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common shares, number of shares	39,108,864
Warrants outstanding to purchase common stock, exercise price	$ 34.01
Warrants purchased	0	70,210
Total number of shares of common stock available for grant under plans	282,000,000
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Terms of award	Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs were granted.
Granted, weighted-average grant-date fair value	$ 35.52	$ 31.49	$ 31.02
Unrecognized compensation cost related to nonvested awards	$ 702,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 5 months 30 days
Fair value of awards vested	472,000,000	89,000,000	41,000,000
Vested, shares	(12,233,361)
Performance Shares Member
Common Stock and Stock Plans (Textual) [Abstract]
Terms of award	Holders of performance share awards are entitled to the related shares of common stock at no cost.
Granted, weighted-average grant-date fair value	$ 33.56	$ 31.44	$ 31.26
Unrecognized compensation cost related to nonvested awards	56,000,000
Expected weighted-average period to recognize compensation costs related to awards	1 year 8 months 11 days
Vested, shares	(4,070,028)
Future vesting amount, minimum	0
Future vesting amount, maximum	either 125% or 150% of target.
Stock Option [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Terms of award	Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant. Options granted prior to 2004 may include the right to acquire a “reload” stock option. Reload grants are fully vested upon grant and are expensed immediately. As of December 31, 2013, none of the options outstanding included a reload feature.
Unrecognized compensation cost related to nonvested awards	0
Total intrinsic value of options exercised	643,000,000	694,000,000	246,000,000
Cash received from exercise of options	$ 1,600,000,000	$ 1,500,000,000	$ 554,000,000
Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Terms of award	The stock award vests immediately.
Award vesting rights	Options also were granted to directors prior to 2011, and can be exercised after twelve months through the tenth anniversary of the grant date. Options granted prior to 2005 may include the right to acquire a “reload” stock option.
Options granted, shares	11,585